FAIR VALUE - Schedule of Roll Forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at beginning of year	$ 0	$ (17,290)	$ (13,800)
Change in fair value included in earnings	$ 0	$ (4,928)	(20,970)
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Change in fair value of derivative financial liabilities	Change in fair value of derivative financial liabilities
Vesting of earnout shares		$ 22,218	17,480
Balance at end of year	$ 0	0	(17,290)
Level 3
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Transfer in and/or out of Level 3			0
Equity-method investments measured at fair value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of year	1,955	3,522	4,907
Change in fair value included in earnings	453	(1,567)	(1,385)
Vesting of earnout shares		0	0
Balance at end of year	2,408	1,955	3,522
Equity-method investments measured at fair value | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Transfer in and/or out of Level 3			0
Equity Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of year	0	0	7,364
Change in fair value included in earnings	0	0	(374)
Vesting of earnout shares		0	0
Balance at end of year	$ 0	$ 0	0
Equity Securities | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Transfer in and/or out of Level 3			$ (6,990)